Voluntary Product Recall	12 Months Ended
Aug. 02, 2015
Product Recall [Abstract]
Product Recall [Text Block]
Voluntary Product Recall
On November 8, 2013, we voluntarily recalled a range of Plum products packaged in resealable pouches after discovering a manufacturing defect that may cause spoilage in some pouches. In the first quarter of 2014, we recognized costs of $16 ($11 after tax, or $.03 per share) associated with the recall, including estimates for customer returns and consumer rebates, costs associated with returned product and the disposal and write-off of inventory.